Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Property, plant and equipment	€ 10,160	€ 9,869	€ 10,028
Right-of-use assets	1,654	1,815	1,948
Goodwill	49,404	49,892	48,056
Other intangible assets	24,319	21,640	21,407
Investments accounted for using the equity method	424	677	250
Other non-current assets	3,218	3,095	3,127
Non-current income tax assets	188	242	175
Deferred tax assets	6,427	5,381	4,598
Non-current assets	95,794	92,611	89,589
Inventories	9,666	8,960	8,715
Accounts receivable	8,433	8,424	7,568
Other current assets	3,455	3,532	3,571
Current income tax assets	391	374	612
Cash and cash equivalents	8,710	12,736	10,098
Current assets	30,655	34,026	30,564
Assets held for sale or exchange	15	85	89
Total assets	126,464	126,722	120,242
Equity and liabilities
Equity attributable to equity holders of Sanofi	74,040	74,784	68,681
Equity attributable to non-controlling interests	313	368	350
Total equity	74,353	75,152	69,031	[1]
Long-term debt	14,347	14,857	17,123
Non-current lease liabilities	1,755	1,904	1,839
Non-current liabilities related to business combinations and to non-controlling interests	501	674	577
Non-current provisions and other non-current liabilities	7,602	6,341	6,721
Non-current income tax liabilities	1,842	1,979	2,039
Deferred tax liabilities	1,857	1,841	1,617
Non-current liabilities	27,904	27,596	29,916
Accounts payable	7,328	6,813	6,180
Current liabilities related to business combinations and to non-controlling interests	208	105	137
Current provisions and other current liabilities	13,741	12,021	11,217
Current income tax liabilities	597	574	309
Current lease liabilities	275	277	269
Short-term debt and current portion of long-term debt	2,045	4,174	3,183
Current liabilities	24,194	23,964	21,295
Liabilities related to assets held for sale or exchange	13	10	0
Total equity and liabilities	€ 126,464	€ 126,722	€ 120,242

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.